Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options
The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2018	53,498,273	0.21	2.09
Anti-dilution adjustments	4,731,938	—	—
Forfeited	(1,494,002)	0.24	2.05

Outstanding as at December 31, 2018	56,736,209	0.19	1.94

Vested and expected to vest as at December 31, 2018	55,921,341	0.19	1.94
Exercisable as at December 31, 2018	50,155,161	0.18	1.94
Non vested as at December 31, 2018	6,581,048	0.25	1.91
Outstanding as at January 1, 2019	56,736,209	0.19	1.94
Exercised	(42,091,694)	0.18	1.97
Forfeited	(747,211)	0.20	2.04

Outstanding as at December 31, 2019	13,897,304	0.23	1.92

Vested and expected to vest as at December 31, 2019	13,670,469	0.23	1.92
Exercisable as at December 31, 2019	12,007,012	0.23	1.91
Non vested as at December 31, 2019	1,890,292	0.24	1.92
Outstanding as at January 1, 2020	13,897,304	0.23	1.92
Exercised	(7,866,422)	0.23	1.91
Forfeited	(46,982)	0.27	1.91

Outstanding as at December 31, 2020	5,983,900	0.23	1.93

Vested and expected to vest as at December 31, 2020	5,983,900	0.23	1.93
Exercisable as at December 31, 2020	5,983,900	0.23	1.93
Non vested as at December 31, 2020	—	—	—

Schedule of Share Options Outstanding
Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options December 31, 2019	Share options December 31, 2020
March 1, 2015	February 28, 2025	US$	0.000076	339,001	278,801
March 1, 2015	February 28, 2025	US$	0.27	394,470	50,000
March 1, 2015	February 28, 2025	US$	0.000076	1,407,820	460,220
March 1, 2015	February 28, 2025	US$	0.27	1,409,162	417,410
March 30, 2015	March 29, 2025	US$	0.27	1,953,472	700,882
July 1, 2015	June 30, 2025	US$	0.27	—	—
October 1, 2015	September 30, 2025	US$	0.27	245,826	125,100
December 31, 2015	December 30, 2025	US$	0.27	1,529,224	599,658
December 31, 2015	December 30, 2025	US$	0.000076	90,302	—
March 1, 2016	February 28, 2026	US$	0.27	255,377	107,889
March 31, 2016	March 30, 2026	US$	0.27	156,498	98,938
June 1, 2016	May 30, 2026	US$	0.27	—	—
June 30, 2016	June 29, 2026	US$	0.000076	163,272	81,638
June 30, 2016	June 29, 2026	US$	0.27	5,952,880	3,063,364

Total				13,897,304	5,983,900

Weighted average remaining contractual life of options outstanding at end of period:				5.87	5.01

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair value of Share Options
Assumptions used in the Binomial option-pricing model are presented below:

	Granted in
	2018	2019	2020
Risk free interest rate	2.97%-3.21%	2.08%	0.71%-0.91%
Expected dividend yield	0%	0%	0%
Expected volatility	50%-60%	40%	40%-42.5%
Exercise multiples	2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Non vested as at December 31, 2017	26,961,386	1.89	2.17
Outstanding as at January 1, 2018	26,961,386	1.89	2.17
Anti-dilution adjustments	2,384,714	—	—
Granted	7,777,224	6.76	3.27
Forfeited	(1,037,021)	1.35	1.85

Outstanding as at December 31, 2018	36,086,303	2.75	2.24

Vested and expected to vest as at December 31, 2018	28,604,121	2.58	2.38
Exercisable as at December 31, 2018	7,252,971	1.76	1.75
Non vested as at December 31, 2018	28,833,332	3.00	2.47
Outstanding as at January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(9,696,202)	1.78	1.95
Forfeited	(1,743,373)	2.67	2.33

Outstanding as at December 31, 2019	26,640,508	3.43	2.39

Vested and expected to vest as at December 31, 2019	25,329,481	3.44	2.38
Exercisable as at December 31, 2019	6,065,968	2.45	2.04
Non vested as at December 31, 2019	20,574,540	3.71	2.50
Outstanding as at January 1, 2020	26,640,508	3.43	2.39
Granted	4,992,390	6.44	2.70
Exercised	(10,026,018)	2.64	1.92
Forfeited	(455,694)	6.27	3.01

Outstanding as at December 31, 2020	21,151,186	4.45	2.68

Vested and expected to vest as at December 31, 2020	20,097,190	4.44	2.68
Exercisable as at December 31, 2020	4,762,058	3.05	2.74
Non vested as at December 31, 2020	16,389,128	4.86	2.66

Schedule of Share Options Outstanding
Share options outstanding at the end of the year have the following expiry date and exercise prices:

				Share options as at December 31,
Grant Date	Expiry date	Exercise price		2019	2020
June 16, 2017	June 15, 2027	US$	2.32	7,889,968	2,738,756
August 31, 2017	August 30, 2027	US$	0.27	4,513,508	2,748,802
December 20, 2017	December 19, 2027	US$	2.32	5,551,752	3,973,756
April 16, 2018	April 15, 2028	US$	4.04	975,000	650,000
October 17, 2018	October 16, 2028	US$	7.14	5,716,500	4,667,500
June 14, 2019	June 13, 2029	US$	7.05	1,993,780	1,637,002
June 12, 2020	June 12, 2030	US$	6.20	—	4,285,570
August 15, 2020	August 15, 2030	US$	7.56	—	208,790
October 15, 2020	October 15, 2030	US$	7.17	—	71,930
December 15, 2020	December 15, 2030	US$	9.53	—	169,080

Total				26,640,508	21,151,186

Weighted average remaining contractual life of options outstanding at end of year:				8.07	7.74

Schedule of Movements in Number of RSUs and Awarded Shares
Movements in the number of RSUs for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Number of awarded shares
	Year ended December 31,
	2018	2019	2020
Outstanding as at January 1	8,141,664	13,724,100	26,659,516
Anti-dilution adjustments	719,968	—	—
Granted	5,335,010	19,567,514	24,156,236
Vested	—	(5,700,520)	(7,732,794)
Forfeited	(472,542)	(931,578)	(2,071,596)

Outstanding as at December 31	13,724,100	26,659,516	41,011,362

Expected to vest as at December 31	10,318,030	24,377,060	37,672,420

Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options	Movements in the number of share options of Tencent relevant to the Group outstanding is as follows:

	Number of shares	Average exercise price (HK$)	Weighted- average grant date fair value (HK$)
Outstanding as at January 1, 2018	85,335	208.93	64.43
Exercised	(10,235)	150.16	47.30

Outstanding as at December 31, 2018	75,100	216.94	66.76

Vested and expected to vest as at December 31, 2018	63,462	214.53	66.11
Exercisable as at December 31, 2018	24,212	207.49	64.21
Non vested as at December 31, 2018	50,888	221.43	67.97
Outstanding as at January 1, 2019	75,100	216.94	66.76
Exercised	(10,000)	174.86	55.42

Outstanding as at December 31, 2019	65,100	223.40	68.50

Vested and expected to vest as at December 31, 2019	63,626	223.28	68.47
Exercisable as at December 31, 2019	35,605	219.24	67.38
Non vested as at December 31, 2019	29,495	228.43	69.86
Outstanding as at January 1, 2020	65,100	223.40	68.50
Exercised	(18,060)	215.84	66.46

Outstanding as at December 31, 2020	47,040	226.30	69.29

Vested and expected to vest as at December 31, 2020	46,635	225.90	69.18
Exercisable as at December 31, 2020	38,937	216.72	66.70
Non vested as at December 31, 2020	8,103	272.36	81.70

Schedule of Share Options Outstanding
The fair values of employee stock options were valued using the Binomial option-pricing model.
Share options outstanding at the end of the year have the following expiry date and exercise prices:

				Share options
				as at December 31,
Grant Date	Expiry date	Exercise price		2019	2020
July 6, 2016	July 5, 2023	HK$	174.86	32,690	22,220
July 10, 2017	July 9, 2024	HK$	272.36	32,410	24,820

Total				65,100	47,040

Schedule of Movements in Number of RSUs and Awarded Shares
Movements in the number of awarded shares for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Number of awarded shares Year ended December 31,
	2018	2019	2020
Outstanding as at January 1	430,418	187,948	54,575
Forfeited	(4,718)	(9,037)	(6,497)
Vested and transferred	(237,752)	(124,336)	(45,763)

Outstanding as at December 31	187,948	54,575	2,315

Expected to vest as at December 31	166,321	48,977	2,199